Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Due from related parties
Due from related parties	$ 140	$ 590
Due to related parties
Due to related parties	1,972	4,017
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	86	327
Interchart [Member]
Due from related parties
Due from related parties	3	11
AOM [Member]
Due from related parties
Due from related parties	0	195
Starocean [Member]
Due from related parties
Due from related parties	35	41
Product Shipping and Trading S.A. [Member]
Due from related parties
Due from related parties	16	16
Management [Member]
Due to related parties
Due to related parties	169	246
Sydelle [Member]
Due to related parties
Due to related parties	0	19
Augustea Technoservices Ltd. [Member]
Due to related parties
Due to related parties	1,803	2,879
Coromel Maritime Limited [Member]
Due to related parties
Due to related parties	$ 0	$ 873